Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2020
BIS statistics
Swiss metrics
end of	2020		2019
Swiss capital (CHF million)
Swiss CET1 capital	35,351		36,740
Going concern capital	51,192		49,757
Gone concern capital [1]	41,852		41,138
Total loss-absorbing capacity	93,044		90,895
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	275,576		291,282
Leverage exposure	799,853	[2]	909,994
Swiss capital ratios (%)
Swiss CET1 ratio	12.8		12.6
Going concern capital ratio	18.6		17.1
Gone concern capital ratio	15.2		14.1
TLAC ratio	33.8		31.2
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.4		4.0
Going concern leverage ratio	6.4		5.5
Gone concern leverage ratio	5.2	[3]	4.5
TLAC leverage ratio	11.6		10.0
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	10.0		9.68
Going concern capital ratio requirement	14.3		13.58
Gone concern capital ratio requirement	14.3		11.6
TLAC ratio requirement	28.6		25.18
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.5		3.2
Going concern leverage ratio requirement	5.0		4.5
Gone concern leverage ratio requirement	5.0		4.0
TLAC leverage ratio requirement	10.0		8.5
The Swiss capital requirements have been fully phased-in as of January 1, 2020 and the 2019 balances are presented on a comparative basis. Does not include the effects of the countercyclical buffers and any rebates for resolvability and for certain tier 2 low-trigger instruments recognized in gone concern capital.

1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components are subject to phase out through 2022. As of 2020 and 2019, gone concern capital was CHF  42,198 million and CHF 38,576 million, including CHF 346 million and CHF 372 million, respectively, of such instruments.

2 Excludes CHF 110,677 million of cash held at central banks, after adjusting for the dividend paid in 2020.
3
The gone concern ratio would be 4.6%, if calculated using a leverage exposure of CHF  910,530 million, without the temporary exclusion of cash held at central banks, after adjusting for the dividend paid in 2020, of CHF 110,677 million.

Bank
BIS statistics
Swiss metrics
end of	2020		2019
Swiss capital (CHF million)
Swiss CET1 capital	40,691		41,899
Going concern capital [1]	55,648		53,990
Gone concern capital	41,857		41,136
Total loss-absorbing capacity (TLAC)	97,505		95,126
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	276,157		291,651
Leverage exposure	792,862	[2]	915,814
Swiss capital ratios (%)
Swiss CET1 ratio	14.7		14.4
Going concern capital ratio	20.2		18.5
Gone concern capital ratio	15.2		14.1
TLAC ratio	35.3		32.6
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	5.1		4.6
Going concern leverage ratio	7.0		5.9
Gone concern leverage ratio	5.3	[3]	4.5
TLAC leverage ratio	12.3		10.4
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	10.0		9.68
Going concern capital ratio requirement	14.3		13.58
Gone concern capital ratio requirement	14.3		11.6
TLAC ratio requirement	28.6		25.18
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.5		3.2
Going concern leverage ratio requirement	5.0		4.5
Gone concern leverage ratio requirement	5.0		4.0
TLAC leverage ratio requirement	10.0		8.5
The Swiss capital requirements have been fully phased-in as of January 1, 2020 and the 2019 balances are presented on a comparative basis. Does not include the effects of the countercyclical buffers and any rebates for resolvability and for certain tier 2 low-trigger instruments recognized in gone concern capital.

1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components are subject to phase out through 2022. As of 2020 and 2019, gone concern capital was CHF  42,203 million and CHF 38,574 million, including CHF 346 million and CHF 372 million, respectively, of such instruments.

2 Excludes CHF 124,218 million of cash held at central banks, after adjusting for the dividend paid in 2020.
3
The gone concern ratio would be 4.6%, if calculated using a leverage exposure of CHF  917,080 million, without the temporary exclusion of cash held at central banks, after adjusting for the dividend paid in 2020, of CHF 124,218 million.